Related party transactions - Key Management Personnel Compensation (Details) € in Thousands	12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 $ / shares
IPO related compensation for Managing Directors
Disclosure of transactions between related parties [line items]
Weighted average share price | $ / shares				$ 31
Managing directors
Disclosure of transactions between related parties [line items]
Short-term compensation	€ 3,405	€ 4,035	€ 6,421
Personnel expenses from long-term employee benefits			1,216
Income from reversal of other long-term employee benefits			(2,056)
Long-term employee benefits (net income)			(840)
Share-based compensation	22,672	39,680	62,005
Total personnel expenses for Managing Directors	26,077	43,716	67,586
Managing directors | Old Plans
Disclosure of transactions between related parties [line items]
Share-based compensation			427
Managing directors | IPO related compensation for Managing Directors
Disclosure of transactions between related parties [line items]
Share-based compensation	21,791	38,723	€ 61,578
Managing directors | Long-term incentive program
Disclosure of transactions between related parties [line items]
Share-based compensation	€ 881	€ 957